Total Invested Assets and Related Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Summary of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$12,278	$12,278	$13,527	$13,527
Debt securities - fair value through profit or loss	75,998	75,998	77,834	77,834
Debt securities - available-for-sale(1)	12,729	12,729	11,255	11,255
Equity securities - fair value through profit or loss	7,538	7,538	6,369	6,369
Equity securities - available-for-sale	1,575	1,575	262	262
Mortgages and loans(1)	51,692	55,756	49,946	56,231
Derivative assets	1,583	1,583	2,160	2,160
Other invested assets - fair value through profit or loss(2)	4,435	4,435	3,339	3,339
Other invested assets - available-for-sale(2)	781	781	828	828
Other invested assets - Collateralized Loan Obligations	1,865	1,855	—	—
Policy loans	3,261	3,261	3,265	3,265
Total financial assets(3)	$173,735	$177,789	$168,785	$175,070

(1)    As at December 31, 2021, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $12,604 of Debt securities - AFS ($11,159 as at December 31, 2020), $51,249 of Mortgages and loans supporting insurance contract liabilities ($51,480 as at December 31, 2020), and $4,499 of Mortgages and loans not supporting insurance contract liabilities ($4,741 as at December 31, 2020).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $184,522 ($177,912 as at December 31, 2020) includes Total financial assets in this table, Investment properties of $9,109 ($7,516 as at December 31, 2020), Other invested assets - non-financial assets of $1,678 ($1,611 as at
December 31, 2020).
The following table provides a reconciliation of the beginning and ending balances for assets and liabilities that are categorized in Level 3:

For the years ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities - available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2021
Beginning balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Included in net income(1)(2)(3)	(6)	—	10	5	392	1,032	1,433	23	1,456
Included in OCI(2)	—	(1)	—	33	13	—	45	—	45
Purchases	29	5	8	15	1,074	764	1,895	65	1,960
Sales / Payments	(9)	(13)	(25)	(26)	(469)	(197)	(739)	(9)	(748)
Settlements	(15)	(3)	(5)	—	—	—	(23)	(1)	(24)
Transfers (out) of Level 3(4)	(57)	(10)	(73)	—	—	—	(140)	—	(140)
Foreign currency translation(5)	(5)	(2)	—	—	(5)	(6)	(18)	(17)	(35)
Ending balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(4)	$—	$11	$5	$382	$1,038	$1,432	$27	$1,459
December 31, 2020
Beginning balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Included in net income(1)(2)(3)	11	—	—	—	(87)	(63)	(139)	(22)	(161)
Included in OCI(2)	—	2	—	—	19	—	21	—	21
Purchases	67	15	11	46	594	620	1,353	30	1,383
Sales / Payments	(10)	—	(2)	(33)	(304)	(325)	(674)	(14)	(688)
Settlements	(9)	(2)	(15)	—	—	—	(26)	(1)	(27)
Transfers into Level 3(4)	3	2	—	—	—	—	5	1	6
Transfers (out) of Level 3(4)	(88)	(1)	—	—	—	—	(89)	(1)	(90)
Foreign currency translation(5)	3	1	(1)	(1)	(22)	(22)	(42)	8	(34)
Ending balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$2	$—	$—	$—	$(68)	$13	$(53)	$(23)	$(76)

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operation.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $1,070 ($19 in 2020), net of amortization of leasing commissions and tenant inducements of $38 ($82 in 2020). As at December 31, 2020, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2021	2020
Cash	$2,297	$2,498
Cash equivalents	5,529	8,156
Short-term securities	4,452	2,873
Cash, cash equivalents and short-term securities	12,278	13,527
Less: Bank overdraft, recorded in Other liabilities	133	6
Net cash, cash equivalents and short-term securities	$12,145	$13,521
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2021			2020
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$33,028	$5,135	$38,163	$34,005	$4,685	$38,690
United States	26,678	4,552	31,230	27,183	3,984	31,167
United Kingdom	4,196	562	4,758	4,592	487	5,079
Other	12,096	2,480	14,576	12,054	2,099	14,153
Total debt securities	$75,998	$12,729	$88,727	$77,834	$11,255	$89,089
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2021			2020
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$4,798	$2,303	$7,101	$4,560	$1,929	$6,489
Canadian provincial and municipal government	15,930	1,149	17,079	16,909	1,333	18,242
U.S. government and agency	1,642	771	2,413	1,678	797	2,475
Other foreign government	4,754	757	5,511	5,281	823	6,104
Total government issued or guaranteed debt securities	27,124	4,980	32,104	28,428	4,882	33,310
Corporate debt securities by industry sector:
Financials	10,258	1,690	11,948	10,644	1,212	11,856
Utilities	7,414	778	8,192	7,561	682	8,243
Industrials	5,791	805	6,596	5,659	567	6,226
Energy	3,992	287	4,279	4,452	350	4,802
Communication services	3,534	352	3,886	3,644	322	3,966
Real estate	2,334	354	2,688	2,438	329	2,767
Health care	2,081	346	2,427	1,986	186	2,172
Consumer staples	2,047	231	2,278	1,893	158	2,051
Consumer discretionary	1,814	306	2,120	1,606	165	1,771
Information technology	1,426	209	1,635	1,308	187	1,495
Materials	1,361	156	1,517	1,473	152	1,625
Total corporate debt securities	42,052	5,514	47,566	42,664	4,310	46,974
Asset-backed securities	6,822	2,235	9,057	6,742	2,063	8,805
Total debt securities	$75,998	$12,729	$88,727	$77,834	$11,255	$89,089

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2021	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,765	$1,623	$—	$—	$3,388
Office	1,892	1,639	—	—	3,531
Multi-family residential	4,138	1,589	—	—	5,727
Industrial and land	1,094	941	—	—	2,035
Other	680	115	9	—	804
Total mortgages(1)	$9,569	$5,907	$9	$—	$15,485
Loans	$12,885	$14,596	$4,111	$4,615	$36,207
Total mortgages and loans	$22,454	$20,503	$4,120	$4,615	$51,692

(1)    $4,218 of mortgages in Canada are insured by the CMHC.

As at December 31, 2020	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,963	$1,747	$—	$—	$3,710
Office	1,635	1,846	—	—	3,481
Multi-family residential	3,950	1,681	—	—	5,631
Industrial and land	996	949	—	—	1,945
Other	575	86	—	—	661
Total mortgages(1)	$9,119	$6,309	$—	$—	$15,428
Loans	$13,107	$13,773	$3,798	$3,840	$34,518
Total mortgages and loans	$22,226	$20,082	$3,798	$3,840	$49,946

(1)    $4,008 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2021			2020
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$2,505	$1,373	$3,878	$3,048	$721	$3,769
Due in years 2-5	10,475	4,971	15,446	10,526	3,549	14,075
Due in years 6-10	11,328	3,350	14,678	10,459	3,540	13,999
Due after 10 years	51,690	3,035	54,725	53,801	3,445	57,246
Total debt securities	$75,998	$12,729	$88,727	$77,834	$11,255	$89,089

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2021	2020
Due in 1 year or less	$884	$1,230
Due in years 2-5	6,172	5,465
Due in years 6-10	5,979	5,884
Due after 10 years	2,530	2,915
Total mortgages	$15,565	$15,494

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2021	2020
Due in 1 year or less	$1,772	$2,192
Due in years 2-5	7,108	6,954
Due in years 6-10	7,393	6,670
Due after 10 years	19,986	18,751
Total loans	$36,259	$34,567

Schedule of liabilities carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$10,923	$1,355	$—	$12,278	$12,428	$1,099	$—	$13,527
Debt securities – fair value through profit or loss	1,503	74,333	162	75,998	1,537	76,072	225	77,834
Debt securities – available-for-sale	770	11,916	43	12,729	796	10,392	67	11,255
Equity securities – fair value through profit or loss	4,429	3,013	96	7,538	3,777	2,411	181	6,369
Equity securities – available-for-sale	1,414	87	74	1,575	144	71	47	262
Derivative assets	26	1,557	—	1,583	36	2,124	—	2,160
Other invested assets	1,189	377	3,650	5,216	1,094	428	2,645	4,167
Investment properties	—	—	9,109	9,109	—	—	7,516	7,516
Total invested assets measured at fair value	$20,254	$92,638	$13,134	$126,026	$19,812	$92,597	$10,681	$123,090
Investments for account of segregated fund holders	28,637	110,748	611	139,996	26,832	98,539	550	125,921
Total assets measured at fair value	$48,891	$203,386	$13,745	$266,022	$46,644	$191,136	$11,231	$249,011
Liabilities
Investment contract liabilities	$—	$—	$9	$9	$—	$—	$2	$2
Derivative liabilities	9	1,383	—	1,392	13	1,731	—	1,744
Other liabilities – obligations for securities borrowing	—	51	—	51	—	—	—	—
Total liabilities measured at fair value	$9	$1,434	$9	$1,452	$13	$1,731	$2	$1,746
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2021	2020
Fair value change:
Cash, cash equivalents and short-term securities	$(3)	$(10)
Debt securities	(3,892)	5,209
Equity securities	825	357
Derivative investments	191	1,306
Other invested assets	444	(3)
Other liabilities - obligations for securities borrowing	(2)	—
Total change in fair value through profit or loss assets and liabilities	(2,437)	6,859
Fair value changes on investment properties	1,070	19
Foreign exchange gains (losses)(1)	(418)	(18)
Fair value and foreign currency changes on assets and liabilities	$(1,785)	$6,860

(1)    Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.

Schedule of assets carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$10,923	$1,355	$—	$12,278	$12,428	$1,099	$—	$13,527
Debt securities – fair value through profit or loss	1,503	74,333	162	75,998	1,537	76,072	225	77,834
Debt securities – available-for-sale	770	11,916	43	12,729	796	10,392	67	11,255
Equity securities – fair value through profit or loss	4,429	3,013	96	7,538	3,777	2,411	181	6,369
Equity securities – available-for-sale	1,414	87	74	1,575	144	71	47	262
Derivative assets	26	1,557	—	1,583	36	2,124	—	2,160
Other invested assets	1,189	377	3,650	5,216	1,094	428	2,645	4,167
Investment properties	—	—	9,109	9,109	—	—	7,516	7,516
Total invested assets measured at fair value	$20,254	$92,638	$13,134	$126,026	$19,812	$92,597	$10,681	$123,090
Investments for account of segregated fund holders	28,637	110,748	611	139,996	26,832	98,539	550	125,921
Total assets measured at fair value	$48,891	$203,386	$13,745	$266,022	$46,644	$191,136	$11,231	$249,011
Liabilities
Investment contract liabilities	$—	$—	$9	$9	$—	$—	$2	$2
Derivative liabilities	9	1,383	—	1,392	13	1,731	—	1,744
Other liabilities – obligations for securities borrowing	—	51	—	51	—	—	—	—
Total liabilities measured at fair value	$9	$1,434	$9	$1,452	$13	$1,731	$2	$1,746

Debt securities - fair value through profit or loss consist of the following:

As at	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$4,783	$15	$4,798	$—	$4,546	$14	$4,560
Canadian provincial and municipal government	—	15,930	—	15,930	—	16,909	—	16,909
U.S. government and agency	1,503	139	—	1,642	1,537	141	—	1,678
Other foreign government	—	4,747	7	4,754	—	5,274	7	5,281
Corporate	—	41,914	138	42,052	—	42,507	157	42,664
Asset-backed securities:
Commercial mortgage-backed securities	—	2,221	2	2,223	—	2,199	6	2,205
Residential mortgage-backed securities	—	2,565	—	2,565	—	2,459	—	2,459
Collateralized debt obligations	—	351	—	351	—	389	—	389
Other	—	1,683	—	1,683	—	1,648	41	1,689
Total debt securities – fair value through profit or loss	$1,503	$74,333	$162	$75,998	$1,537	$76,072	$225	$77,834
Debt securities - available-for-sale consist of the following:

As at	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$2,303	$—	$2,303	$—	$1,929	$—	$1,929
Canadian provincial and municipal government	—	1,149	—	1,149	—	1,333	—	1,333
U.S. government and agency	770	1	—	771	796	1	—	797
Other foreign government	—	756	1	757	—	822	1	823
Corporate	—	5,473	41	5,514	—	4,258	52	4,310
Asset-backed securities:
Commercial mortgage-backed securities	—	761	1	762	—	750	2	752
Residential mortgage-backed securities	—	522	—	522	—	292	—	292
Collateralized debt obligations	—	505	—	505	—	531	—	531
Other	—	446	—	446	—	476	12	488
Total debt securities – available-for-sale	$770	$11,916	$43	$12,729	$796	$10,392	$67	$11,255

During 2021 and 2020, we did not have any significant transfers between Level 1 and Level 2.
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2021	2020
Fair value change:
Cash, cash equivalents and short-term securities	$(3)	$(10)
Debt securities	(3,892)	5,209
Equity securities	825	357
Derivative investments	191	1,306
Other invested assets	444	(3)
Other liabilities - obligations for securities borrowing	(2)	—
Total change in fair value through profit or loss assets and liabilities	(2,437)	6,859
Fair value changes on investment properties	1,070	19
Foreign exchange gains (losses)(1)	(418)	(18)
Fair value and foreign currency changes on assets and liabilities	$(1,785)	$6,860

(1)    Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.

Schedule of interest and other investment income
Interest and other investment income presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2021	2020
Interest income:
Cash, cash equivalents and short-term securities	$25	$71
Debt securities - fair value through profit or loss	2,429	2,485
Debt securities - available-for-sale	256	317
Mortgages and loans	2,117	2,189
Derivative investments	107	46
Policy loans	160	188
Total interest income	5,094	5,296
Equity securities - dividends on fair value through profit or loss	209	165
Equity securities - dividends on available-for-sale	5	4
Investment properties rental income(1)	543	551
Investment properties expenses	(235)	(243)
Other income	922	(154)
Investment expenses and taxes	(266)	(212)
Total interest and other investment income	$6,272	$5,407

(1)    Includes operating lease rental income from investment properties.

Schedule of fair values of derivative assets and liabilities by type of hedge
The fair values of derivative financial instruments by major class of derivatives are as follows:

As at December 31,	2021		2020
	Fair value		Fair value
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts	$942	$(366)	$1,409	$(340)
Foreign exchange contracts	527	(1,018)	659	(1,382)
Other contracts	114	(8)	92	(22)
Total derivatives	$1,583	$(1,392)	$2,160	$(1,744)

The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

As at December 31,	2021			2020
	Total notional amount	Fair value		Total notional amount	Fair value
		Assets	Liabilities		Assets	Liabilities
Derivative investments(1)	$64,761	$1,536	$(1,390)	$61,680	$2,140	$(1,722)
Fair value hedges	414	1	(2)	278	5	(2)
Cash flow hedges	791	46	—	834	15	(20)
Total derivatives	$65,966	$1,583	$(1,392)	$62,792	$2,160	$(1,744)

(1)    Derivative investments are derivatives that have not been designated as hedges for accounting purposes.

Schedule of hedge ineffectiveness
Hedge ineffectiveness recognized in Interest and other investment income consists of the following:

For the years ended December 31,	2021	2020
Gains (losses) on the hedged items attributable to the hedged risk	$(6)	$(209)
Gains (losses) on the hedging derivatives	8	207
Net ineffectiveness on fair value hedges	$2	$(2)